TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
TRADE RECEIVABLES
Trade receivables		¥ 754,386	¥ 747,247
Less: provision for impairment	¥ (695,604)	(645,777)
Current trade receivables	¥ 58,782	¥ 101,470